Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 1,924,881	$ 2,019,628
Cost of revenues		(1,460,393)	(1,705,824)
Gross profit		464,488	313,804
Operating expenses
Selling and marketing expenses		(416,238)	(307,176)
General and administrative expenses		(3,595,662)	(3,247,004)
Total operating expenses		(4,011,900)	(3,554,180)
Operating (loss) income		(3,547,412)	(3,240,376)
Other income (expenses), net
Other income (expense), net		(3,990,911)	4,062,303
Interest income		64	1,594
Interest expense		(541,133)	(125,489)
Total other income (expenses), net		(4,531,980)	3,938,408
Income (Loss) before taxes		(8,079,392)	698,032
Tax income (expense)
Net income (loss)		(8,079,392)	698,032
Less: net loss attributable to non-controlling interests		(44,086)	(26,943)
Net income (loss) attributable to the shareholders of the Company		(8,035,306)	724,975
Other comprehensive income (loss)
Foreign currency translation adjustment		(99,506)	(66,526)
Total comprehensive income (loss)		(8,178,898)	631,506
Less: Total comprehensive income (loss) attributable to non-controlling interests		(70,754)	(54,536)
Total comprehensive income (loss) attributable to the shareholders of the Company		$ (8,108,144)	$ 686,042
Earnings per share – basic (in Dollars per share)	[1]	$ (852.55)	$ 45,310.94
Earnings per share – diluted (in Dollars per share)		$ (852.55)	$ 7,397.7
Weighted average shares outstanding – basic (in Shares)	[1]	9,425	16
Weighted average shares outstanding – diluted (in Shares)		9,425	98

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in January 2026 of 1 share for every 3 existing shares issued, in March 2026 of 1 share for every 4 existing share issued, in July 2026 of 1 share for every 3 shares issued, in September 2026 of 1 share for every 3 shares issued, on October 12, 2026 of 1 share for every 4 shares issued and on October 23, 2026 of 1 share for every 8 shares issued respectively.